Wilmington Multi-Manager International Fund
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND SUMMARY
Investment Goal
The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Wilmington Multi-Manager International Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wilmington Multi-Manager International Fund		Class A	Class I
Management Fee	[1]	1.03%	1.03%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.57%	0.57%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	1.90%	1.65%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.36%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.54%	1.41%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.49% and 1.36%, respectively, not including the effects of acquired fund fees and expenses, taxes or extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Wilmington Multi-Manager International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	698	1,081	1,488	2,622
Class I	144	497	874	1,934

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from July 1, 2011 through April 30, 2012, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio. During the most recent full fiscal year of the predecessor fund (June 30, 2011), the portfolio turnover rate was 98% of the average value of the portfolio. See the section entitled “Performance Information” for more information about the predecessor fund.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment goal by investing substantially all, but under normal circumstances not less than 80% (measured at time or purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of foreign securities, including common stocks, preferred stocks, convertible securities, emerging markets securities and exchange-traded funds (ETFs). The Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US (“MSCI ACWI ex-US Net”) Index, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor seeks to achieve the Fund’s investment goal by allocating the Fund’s assets (in an arrangement known as a multi-manager structure) among a number of sub-advisors with experience in managing international investment strategies. The Advisor engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to assist in the identification and selection of sub-advisors and in the portfolio construction process.

The Advisor and WTIA utilize a blended style of investing by allocating and reallocating for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors.

Each sub-advisor has complete discretion to invest its portion of the Fund’s assets as it deems appropriate within the constraints of the Fund’s investment goal, strategies and restrictions. A sub-advisor may sell (or close a position in) a security when it determines that a particular security has reached a target price or target yield, or that the reasons for maintaining that position are no longer valid.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.
  Emerging Market Countries Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.
  Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
  Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.
  Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Multi-Manager Risk. The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The returns presented for the Fund reflect the performance of a former series of WT Mutual Fund also known as Wilmington Multi-Manager International Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class I Shares Performance Over 10 Years

Best Quarter 25.70% 6/30/2009 Worst Quarter (22.28)% 12/31/2008
The Fund’s Class I Shares total return for the six-month period from January 1, 2012 to June 30, 2012 was 2.50%. The average annual total returns in the table below do include the maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Wilmington Multi-Manager International Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Class I Shares	(17.49%)	(4.41%)	4.56%
Class I Shares Return After Taxes on Distributions	(17.93%)	(5.87%)	3.36%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.33%)	(4.12%)	3.63%
Class A Shares	(22.37%)	(5.74%)		(0.75%)	[1]	Dec. 20, 2005
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%
MSCI ACWI ex-US Net Index (reflects no deductions for fees, expenses or taxes)	(13.71%)	(2.92%)	6.31%
[1]	Class A Shares commenced operations on December 20, 2005.

After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Effective March 12, 2012, the Fund changed its primary benchmark from the MSCI EAFE Index to the MSCI ACWI ex-US Net Index, because the MSCI ACWI ex-US Net Index is more reflective of the Fund’s investment strategy.